Interest and Financing Service Fees on Loans	12 Months Ended
Dec. 31, 2020
Interest And Financing Service Fee On Loans [Abstract]
INTEREST AND FINANCING SERVICE FEES ON LOANS
18.	INTEREST AND FINANCING SERVICE FEES ON LOANS

Interest and financing service fees on loans, which include financing service fee on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Interest income on loans which is recognized with contractual interest rate were RMB4,150,727,434, RMB 2,906,171,249 and RMB 1,812,996,763 for the year ended December 31,2018, 2019 and 2020, respectively. Financing service fee on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method. Financing service fees on loans were RMB128,092,934, RMB47,309,748 and RMB15,691,147 for the year ended December 31, 2018, 2019 and 2020, respectively.

Interest and fees income and costs from traditional facilitation model and new collaboration model for the year ended December 31, 2020 are listed as below:

	Year ended December 31, 2020
	traditional facilitation model	Collaboration model	Total
	RMB	RMB	RMB

Interest and financing service fees on loans	695,645,512	1,133,042,398	1,828,687,910
Interests on deposits with banks	3,877,845	12,256,073	16,133,918
Interest expense on interest-bearing borrowings	(256,597,312)	(474,718,053)	(731,315,365)

Net interest and fees income	442,926,045	670,580,418	1,113,506,463

Collaboration cost for sales partners	-	(415,104,428)	(415,104,428)

Net interest and fees income after collaboration cost	442,926,045	255,475,990	698,402,035

Provision for credit losses	(130,589,189)	(146,997,234)	(277,586,423)
Net interest and fees income after provision for credit losses	312,336,856	108,478,756	420,815,612